Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39809
Entity Registrant Name	Medirom Healthcare Technologies Inc.
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	2-3-1 Daiba
Entity Address, City or Town	Minato-ku
Entity Address, Postal Zip Code	135-0091
Entity Address, Country	JP
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	4,882,500
Auditor Name	BAKER TILLY US, LLP
Auditor Firm ID	23
Auditor Location	Irvine, California
Entity Central Index Key	0001819704
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representing one common share
Trading Symbol	MRM
Security Exchange Name	NASDAQ
Common Shares, no par value
Document and Entity Information
Title of 12(b) Security	Common Shares, no par value*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact
Document and Entity Information
Entity Address, Address Line One	2-3-1 Daiba
Entity Address, City or Town	Minato-ku
Entity Address, Postal Zip Code	135-0091
Entity Address, Country	JP
Contact Personnel Name	Fumitoshi Fujiwara
Contact Personnel Email Address	ir@medirom.co.jp
City Area Code	(0)3
Local Phone Number	6721-7364